NATHANIEL SEGAL ATTORNEY AT LAW* 312-609-7747 nsegal@vedderprice.com

*	Attorney licensed to practice only
in New York; supervised by
Vedder Price P.C. attorneys
admitted in Illinois

July 17, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Nuveen Michigan Quality Income Municipal Fund, Inc. (the “Registrant”);
File No. 811-06383

To The Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of common shares and preferred shares in connection with the reorganization of Nuveen Michigan Dividend Advantage Municipal Fund and Nuveen Michigan Premium Income Municipal Fund, Inc. into Nuveen Michigan Quality Income Municipal Fund, Inc.

Please contact the undersigned at (312) 609-7747 if you have questions or comments regarding the filing.

Very truly yours,

/s/ Nathaniel Segal

NS